Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Section 953(a) of the Dodd‑Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S‑K, we are providing the following information about the relationships between compensation actually paid to named executives and company performance. In this section, we refer to “compensation actually paid” and other terms used in the applicable SEC rules. For information concerning the company’s compensation philosophy and how the company aligns executive compensation with its financial and operational performance, refer to Incentive Compensation starting on page 41. We refer collectively to awards of RSUs, PSUs, performance shares and stock options as equity awards in this Pay versus Performance section.

YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON‑PEO NAMED EXECUTIVES(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON‑PEO NAMED EXECUTIVES(1)(2)		VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($M)(5)	COMPANY- SELECTED PERFORMANCE MEASURE: FREE CASH FLOW ($M)(5)(6)
							TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(4)
2025	$45,616,160	$213,466,111	(3)	$9,447,149	$29,277,772	(3)	$586	$189	$8,698	$7,694
2024	$88,954,586	$284,666,600		$8,750,322	$16,162,691		$316	$158	$6,556	$6,089
2023	$14,698,285	$182,548,275		$7,708,170	$24,033,475		$191	$135	$9,443	$5,150
2022	$8,198,024	$(23,798,500)		$8,969,318	$3,579,820		$98	$114	$292	$4,758
2021	$22,663,449	$21,302,944		$8,584,656	$7,655,599		$110	$121	$(6,591)	$1,889

Company Selected Measure Name	Free cash flow
Named Executive Officers, Footnote	The named executives included in the above table were:

YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON‑PEO NAMED EXECUTIVES
2025	H. Lawrence Culp, Jr.	Rahul Ghai, Russell Stokes, Mohamed Ali, John Phillips, III
2024	H. Lawrence Culp, Jr.	Rahul Ghai, Russell Stokes, Christian Meisner, John Phillips, III, L. Kevin Cox, Michael Holston
2023	H. Lawrence Culp, Jr.	Rahul Ghai, Carolina Dybeck Happe, Russell Stokes, Michael Holston, L. Kevin Cox
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini, Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes, Kieran Murphy

Peer Group Issuers, Footnote	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our Annual Report on Form 10‑K for 2025 in accordance with Regulation S‑K Item 201(e). For GE Aerospace and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2020.
PEO Total Compensation Amount	$ 45,616,160	$ 88,954,586	$ 14,698,285	$ 8,198,024	$ 22,663,449
PEO Actually Paid Compensation Amount	$ 213,466,111	284,666,600	182,548,275	(23,798,500)	21,302,944
Adjustment To PEO Compensation, Footnote	The 2025 compensation actually paid to our PEO and the average compensation actually paid to our non‑PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:

	PEO	AVERAGE OF NON‑PEOs
TOTAL REPORTED IN 2025 SUMMARY COMPENSATION TABLE	$45,616,160	$9,447,149
Less, value of equity awards reported in the Summary Compensation Table	32,139,930	5,896,174
Add, year‑end value of equity awards granted in 2025 that are unvested and outstanding	70,981,180	12,767,359
Add, change in fair value (from prior year‑end) of prior year equity awards that are unvested and outstanding	131,572,969	10,704,131
Add, vesting date fair market value of equity awards granted in 2025 and that vested in 2025	-	-
Add, change in fair value (from prior year‑end) of prior year equity awards that vested in 2025	-	2,719,752
Less, prior year‑end fair value of prior year equity awards that failed to vest in 2025	-	-
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	3,213,268	551,694
Add, service cost for defined benefit and pension plans	649,000	87,250
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2025	$213,466,111	$29,277,772
Certain columns may not add due to the use of rounded numbers.

Non-PEO NEO Average Total Compensation Amount	$ 9,447,149	8,750,322	7,708,170	8,969,318	8,584,656
Non-PEO NEO Average Compensation Actually Paid Amount	$ 29,277,772	16,162,691	24,033,475	3,579,820	7,655,599
Adjustment to Non-PEO NEO Compensation Footnote	The 2025 compensation actually paid to our PEO and the average compensation actually paid to our non‑PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:

	PEO	AVERAGE OF NON‑PEOs
TOTAL REPORTED IN 2025 SUMMARY COMPENSATION TABLE	$45,616,160	$9,447,149
Less, value of equity awards reported in the Summary Compensation Table	32,139,930	5,896,174
Add, year‑end value of equity awards granted in 2025 that are unvested and outstanding	70,981,180	12,767,359
Add, change in fair value (from prior year‑end) of prior year equity awards that are unvested and outstanding	131,572,969	10,704,131
Add, vesting date fair market value of equity awards granted in 2025 and that vested in 2025	-	-
Add, change in fair value (from prior year‑end) of prior year equity awards that vested in 2025	-	2,719,752
Less, prior year‑end fair value of prior year equity awards that failed to vest in 2025	-	-
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	3,213,268	551,694
Add, service cost for defined benefit and pension plans	649,000	87,250
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2025	$213,466,111	$29,277,772
Certain columns may not add due to the use of rounded numbers.

Compensation Actually Paid vs. Total Shareholder Return
The chart below depicts compensation actually paid and the cumulative TSR of GE Aerospace and the S&P 500 Industrials Index for the five years shown. A significant portion of our executive compensation program comprises equity awards, and compensation actually paid for such years was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. For 2025, our stock price increased 85% year over year, compared to 18% for our peer group (the S&P 500 Industrials Index), resulting in our TSR increasing by close to 2x for 2025 and our five‑year total TSR ending significantly higher than that of our peer group. This performance resulted in a substantial increase in our PSU award valuations included in the calculation of compensation actually paid for 2025, including the value of unvested and outstanding equity awards granted in 2025 and the change in value of prior year equity awards that vested in 2025. Conversely, our TSR performance being below that of the peer group for 2021 and 2022 adversely affected our named executives’ equity award compensation, resulting in a downward adjustment to the value of the 2021 PSU awards, for which three‑year TSR performance is a modifier.

CAP to PEO	Average CAP to Non-PEO NEOs	Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
Net income is not a financial performance measure that we use in the compensation program design for our named executives. Accordingly, there is not a direct relationship between the compensation actually paid to our named executives and net income. In addition, a meaningful portion of incentive compensation for our named executives who are leaders of a business is tied to the financial performance of that business, rather than enterprise‑wide performance measures such as net income.

Compensation Actually Paid vs. Company Selected Measure
A significant portion of our compensation program is linked to our free cash flow performance for the total company and the applicable business, as described in the Compensation Discussion & Analysis section of this proxy statement. While our free cash flow performance improved sequentially in each of the five years shown, there is not a direct relationship with compensation actually paid because compensation actually paid more strongly reflects the required adjustments for equity award valuations under SEC rules.

Tabular List, Table

Most Important Financial Performance Measures
Free Cash Flow*
Adjusted Revenue Growth*
Operating Profit*
Adjusted Earnings Per Share*
	* Non‑GAAP Financial Measure
Total Shareholder Return Amount	$ 586	316	191	98	110
Peer Group Total Shareholder Return Amount	189	158	135	114	121
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 8,698,000,000	$ 6,556,000,000	$ 9,443,000,000	$ 292,000,000	$ (6,591,000,000)
Company Selected Measure Amount	7,694,000,000	6,089,000,000	5,150,000,000	4,758,000,000	1,889,000,000
PEO Name	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.
Additional 402(v) Disclosure	The assumptions we used to calculate the values for RSUs, PSUs and performance shares included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black‑Scholes value as of the applicable year‑end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.For 2021 and 2022, the financial performance results included in the table reflect our financial performance prior to the spin‑off of GE HealthCare and do not reflect the reclassification of our HealthCare business into discontinued operations or the adoption of certain accounting standards updates. For 2021, 2022 and 2023, the financial performance results included in the table reflect our financial performance prior to the spin‑off of GE Vernova and do not reflect the reclassification of our GE Vernova business into discontinued operations. Beginning with 2025, we include dispositions of property, plant and equipment in the calculation of free cash flow.Free cash flow is the financial measure from the tabular list of Most Important Financial Measures below, which represents the most important performance measure used to link compensation actually paid to our named executives in 2025 to the company’s performance. Free cash flow is a non‑GAAP financial measure. For information on why the company reports free cash flow and how it is calculated, refer to the Explanation of Non‑GAAP Financial Measures and Performance Metrics on page 73.
In accordance with Item 402(v) of Regulation S‑K, the company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table. The calculation of compensation actually paid in each of the years shown reflects required adjustments to equity award valuations under SEC rules, which were in turn impacted by our stock price performance and cancellation of performance‑based awards that did not meet their established thresholds, if any. When the committee selected performance measures in support of the design of our 2025 executive compensation program, it focused on factors that it believed would further the company’s and business units’ goals for the year, align with GE Aerospace’s long‑term strategic objectives and contribute to the creation of long‑term shareholder value, including our ability to generate free cash flow, adjusted revenue growth and operating profit, as well as our adjusted earnings per share and operational measures such as safety performance. For more information about these factors and decisions that impacted the 2025 compensation of our named executive officers, see the Compensation Discussion & Analysis section of this proxy statement.

Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue Growth*
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Profit*
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share*
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,213,268)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	649,000
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,139,930)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,981,180
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,572,969
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,694)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,250
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,896,174)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,767,359
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,704,131
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,719,752
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0